July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Long Government Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares U.S. Long Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.8%
Fannie Mae, 5.63%, 07/15/37(a)	$4,000	$ 4,338,160
Federal Home Loan Banks
5.63%, 03/14/36	1,000	1,076,922
5.50%, 07/15/36	4,730	5,092,532
Tennessee Valley Authority
5.88%, 04/01/36	11,841	12,973,587
3.50%, 12/15/42	66	53,246
		23,534,447
Total U.S. Government Sponsored Agency Securities — 0.8% (Cost: $25,251,319)		23,534,447
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 11/15/54	139,447	132,927,461
4.75%, 02/15/37 - 05/15/55(a)	186,902	183,651,544
5.00%, 05/15/37 - 05/15/45(a)	44,663	45,477,490
4.38%, 02/15/38 - 08/15/43	91,213	87,272,088
3.50%, 02/15/39	7,161	6,399,025
4.25%, 05/15/39 - 08/15/54	176,253	159,878,263
4.63%, 02/15/40 - 02/15/55(a)	215,595	207,635,257
1.13%, 05/15/40 - 08/15/40	84,686	51,997,635
3.88%, 08/15/40 - 05/15/43	91,979	81,688,502
1.38%, 11/15/40 - 08/15/50	123,943	68,628,416
1.88%, 02/15/41 - 11/15/51	199,183	118,746,804
2.25%, 05/15/41 - 02/15/52	184,376	119,214,273
1.75%, 08/15/41	71,781	47,263,170
3.75%, 08/15/41 - 11/15/43	50,466	43,867,332
2.00%, 11/15/41 - 08/15/51	199,468	121,440,713
3.13%, 11/15/41 - 05/15/48	122,546	95,235,320
2.38%, 02/15/42 - 05/15/51	166,366	109,178,432
3.00%, 05/15/42 - 08/15/52	335,672	247,700,202
3.25%, 05/15/42	44,977	36,803,754
2.75%, 08/15/42 - 11/15/47	87,619	63,693,674
3.38%, 08/15/42 - 11/15/48(a)	113,973	91,656,852
4.00%, 11/15/42 - 11/15/52	79,238	69,759,361
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
2.88%, 05/15/43 - 05/15/52(a)	$174,634	$ 125,194,697
3.63%, 08/15/43 - 05/15/53(a)	200,498	163,587,067
4.13%, 08/15/44 - 08/15/53	106,369	94,707,330
2.50%, 02/15/45 - 05/15/46	101,758	70,110,934
1.25%, 05/15/50	58,180	27,562,728
1.63%, 11/15/50	67,221	34,892,160
Total U.S. Treasury Obligations — 97.9% (Cost: $3,027,263,336)		2,706,170,484
Total Long-Term Investments — 98.7% (Cost: $3,052,514,655)		2,729,704,931

	Shares
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(b)(c)(d)(e)	68,790,688	68,818,205
Total Short-Term Securities — 2.5% (Cost: $68,813,999)		68,818,205
Total Investments — 101.2% (Cost: $3,121,328,654)		2,798,523,136
Liabilities in Excess of Other Assets — (1.2)%		(34,107,480)
Net Assets — 100.0%		$ 2,764,415,656

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 61,316,339	$ 7,535,924 (a)	$ —	$ (28,708)	$ (5,350)	$ 68,818,205	68,790,688	$ 525,193 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	1	09/19/25	$ 117	$ 1,649
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 23,534,447	$ —	$ 23,534,447
U.S. Treasury Obligations	—	2,706,170,484	—	2,706,170,484
Short-Term Securities
Money Market Funds	68,818,205	—	—	68,818,205
	$68,818,205	$2,729,704,931	$—	$2,798,523,136
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 1,649	$ —	$ —	$ 1,649

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments